Fair Value Information - Schedule of Impact of Decrease in Discount for Lack of Marketability or Noncontrolling Interests (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Financial Instruments [Abstract]
Discount for lack of marketability, 5% increase	$ (63)	$ (49)
Discount for lack of marketability, 5% decrease	63	45
Noncontrolling interests discount, 5% increase	(51)	(22)
Noncontrolling interests discount, 5% decrease	51	22
Growth rate of long-term revenue, 0.1% increase	31	35
Growth rate of long-term revenue, 0.1% decrease	(31)	(35)
Discount rate, 1% increase	(363)	(396)
Discount rate, 1% decrease	$ 439	$ 488